Fair Value Measurements and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 46,517	$ 36,893
Interest expense for liabilities carried at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	2,774	2,274
Interest expense for liabilities carried at amortized cost [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 43,743	$ 34,619